Compensation of the Management Board and the Supervisory Board - Compensation of the Supervisory Board (Details) - Members of Supervisory Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Key management personnel
Total compensation	€ 1,244	€ 1,089
General Partner
Key management personnel
Total compensation	€ 1,054	€ 1,084